Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account B

GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

Supplement Dated May 29, 2018, to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2018

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

__________________________________________________________________________

IMPORTANT INFORMATION REGARDING THE PIMCO FOREIGN BOND PORTFOLIO (UNHEDGED)

Effective July 30, 2018, the PIMCO Foreign Bond Portfolio (Unhedged) will be renamed the PIMCO International Bond Portfolio (Unhedged). Accordingly, all references to PIMCO Foreign Bond Portfolio (Unhedged) appearing in your Contract Prospectus and Contract Prospectus Summary are to be replaced with PIMCO International Bond Portfolio (Unhedged).

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

Defined Contribution Administration
P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.75996-18A	Page 1 of 1	May 2018